Basis of Presentation and Securities Exchange	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Securities Exchange

Basis of Presentation and Securities Exchange

These financial statements represent the condensed consolidated financial statements of EVO Transportation & Energy Services, Inc., formerly Minn Shares Inc. (“EVO Inc.” or the “Company”), its wholly owned subsidiaries, Titan CNG LLC (“Titan”), Thunder Ridge Transport, Inc. (“Thunder Ridge”) and Environmental Alternative Fuels, LLC (“EAF”), Titan’s wholly-owned subsidiaries, Titan El Toro LLC (“El Toro”), Titan Diamond Bar LLC (“Diamond Bar”), and Titan Blaine, LLC (“Blaine”), Thunder Ridge’s wholly-owned subsidiary, Thunder Ridge Logistics, LLC, and EAF’s wholly-owned subsidiary, EVO CNG, LLC (“EVO CNG”).

The Condensed Consolidated Statements of Operations, Condensed Consolidated Balance Sheets and the Condensed Consolidated Statements of Cash Flows included in this report are unaudited and have been prepared by the Company. In our opinion, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position at September 30, 2018 and results of operations and cash flows for all periods have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). These Condensed Consolidated Financial Statements (Unaudited) should be read in conjunction with our financial statements and notes thereto included in our Annual Report on form 10-K for the year ended December 31, 2017. The results of operations for the period ended September 30, 2018 are not necessarily indicative of the operating results for the full year.

On June 1, 2018, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with Billy (Trey) Peck Jr. (“Peck”) pursuant to which the Company acquired all of the issued and outstanding shares (the “TRT Shares”) in Thunder Ridge, a Missouri corporation from Peck, and Thunder Ridge became a wholly-owned subsidiary of the Company. Thunder Ridge is based in Springfield, Missouri and is engaged in the business of fulfilling government contracts for freight trucking services.

Going Concern

The Company is an early stage company in the process of acquiring several businesses with highway contract routes operated for the USPS and CNG fuel stations. As of September 30, 2018, the Company has a working capital deficit of approximately $6.9 million and negative equity of approximately $8.0 million. In addition, the Company is in violation of its bank covenants. Management anticipates rectifying these covenants with additional public and private offerings. Also, the Company is evaluating certain cash flow improvement measures. However, there can be no assurance that the Company will be successful in these efforts.

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. However, the above conditions raise doubt about the Company’s ability to do so. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

To meet its current and future obligations, the Company has taken the following steps to capitalize the business and successfully achieve its business plan during 2018:

On March 2, 2018, the Company issued 1,000,000 Units (the “Units”) at a price of $2.50 per Unit for an aggregate purchase price of $2,500,000 pursuant to the terms of a subscription agreement between the Company and an investor. Each Unit consists of (i) one share of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and (ii) a warrant to purchase one share of Common Stock at an exercise price of $2.50 per share exercisable for five years from the date of issuance.

During April 2018, the Company paid the working capital notes - related party of $250,000 in full.

On April 2, 2018, the Company and a related party note holder agreed to extend the maturity date of the $3,800,000 promissory note through July 2019.

On April 13, 2018, the Company consummated the following transactions:

The Company issued 275,583 common shares in exchange for certain subordinated convertible senior notes payable to stockholders in the aggregate principal and interest amount of approximately $689,000, with the per share price for shares of common stock equal to $2.50.

The Company issued 272,777 common shares in exchange for the subordinated convertible junior notes payable to stockholders in the aggregate principal and interest amount of $1,363,858, with the per share price for shares of common stock equal to $5.00.

On May 14, 2018, the Company issued 93,400 common shares in exchange for accounts payable and related party accounts payable of $280,200, with the per share price of shares of common stock equal to $3.00.

In July 2018, the Company entered into a Secured Convertible Promissory Note Purchase Agreement, pursuant to which the Company sold secured convertible promissory notes in the principal amount of $4,005,000 during July and August 2018.

Thunder Ridge won seven new four-year transportation services contracts with the USPS, under which Thunder Ridge will provide domestic surface transportation services to the USPS at its offices located in Santa Clarita, California, Baton Rouge, Louisiana, Flint, Michigan, Austin, Texas, the Northern Bay in California, Baltimore, Maryland and Pensacola, Florida.

On July 31, 2018, the Company paid approximately $1,072,000 of principal and interest to the subordinated convertible senior notes payable to stockholders.

During August 2018, the Company entered into subscription agreements effective as of July 31, 2018 to issue 187,462 units (the “Units”) at a price of $2.50 per Unit in exchange for the promissory notes – stockholders in the aggregate principal amount of $468,655. Each Unit consists of (i) one share of the Company’s common stock and (ii) a warrant to purchase one share of common stock at an exercise price of $2.50 per share exercisable for ten years from the date of issuance.

Basis of Presentation and Securities Exchange

These financial statements represent the consolidated financial statements of EVO Transportation & Energy Services, Inc., formerly Minn Shares Inc. (“EVO Inc.” or the “Company”), its wholly owned subsidiaries, Titan CNG LLC (“Titan”) and Environmental Alternative Fuels, LLC (“EAF”), Titan’s wholly-owned subsidiaries, Titan El Toro LLC (“El Toro”), Titan Diamond Bar LLC (“Diamond Bar”), and Titan Blaine, LLC (“Blaine”), and EAF’s wholly-owned subsidiary, EVO CNG, LLC (“EVO CNG”).

On November 22, 2016, Titan and its members entered into an Agreement and Plan of Securities Exchange with EVO Inc. whereby EVO Inc. acquired all of the equity interests of Titan and Titan became a wholly-owned subsidiary of EVO Inc. (the “Titan Securities Exchange”). The Company issued 248,481 shares of common stock, par value $0.0001 per share (“Common Stock”), to acquire Titan, which resulted in the former Titan equity holders owning approximately 91.25% of the outstanding shares of the Company’s Common Stock after the consummation of the Titan Securities Exchange.

At the closing of the Titan Securities Exchange, all of the issued and outstanding units of Titan immediately prior to the closing of the Titan Securities Exchange were converted into 248,481 shares of the Company’s Common Stock. The Company did not have any stock options or warrants to purchase shares of its capital stock outstanding at the time of the Titan Securities Exchange.

Cash and cash equivalents	$3,377
Accounts payable	(54,036)
Convertible promissory note - related party	(405,103)
Reverse acquisition	$455,762

Because the former members of Titan owned approximately 91.25% of the combined company on completion of the Titan Securities Exchange, the transaction was accounted for as a recapitalization through a reverse acquisition, with no goodwill or other intangibles recorded. As such, the consolidated financial information reflects the historical financial information of Titan, El Toro, Diamond Bar and Blaine and the remaining assets and liabilities of EVO Inc. brought over at historical cost. EVO Inc.’s results of operations, which were de minimis, are included in the Company’s consolidated financial statements from the date of acquisition, November 22, 2016. Costs of the transaction have been charged to operations. The capital structure of the Company has been retroactively adjusted to reflect that of EVO Inc. with all shares being adjusted based on the exchange ratio of equity interest in connection with the Titan Securities Exchange.

As a result of the Titan Securities Exchange, EVO Inc. acquired the business of Titan and its subsidiaries Diamond Bar, Blaine and El Toro as of November 22, 2016, and continued the existing business operations of Titan as a publicly traded company under the name EVO Transportation & Energy Services, Inc.

Effective August 31, 2017, the Company amended its certificate of incorporation to change its name from “Minn Shares Inc.” to “EVO Transportation & Energy Services, Inc.” by filing an amendment to the certificate of incorporation of the Company. In connection with the name change, the Company changed its ticker symbol on the OTC Pink Marketplace from “MSHS” to “EVOA.”

On February 1, 2017, EVO Inc., EAF, EVO CNG, and Danny R. Cuzick (“Danny Cuzick”), Damon R. Cuzick (“Damon Cuzick”), Theril H. Lund and Thomas J. Kiley (together with Danny Cuzick and Damon Cuzick, the “EAF Members”) consummated the transactions contemplated by that certain Agreement and Plan of Securities Exchange dated January 11, 2017 (the “EAF Exchange Agreement”). Pursuant to the EAF Exchange Agreement, EVO Inc. acquired all of the membership interests in EAF (the “EAF Interests”) from the EAF Members. EAF, together with EVO CNG, is a compressed natural gas fueling station company with six fueling stations in California, Texas, Arizona and Wisconsin.

In determining the accounting acquirer in the transactions contemplated by the EAF Exchange Agreement, management considered the Financial Accounting Standards Board’s Accounting Standard Codification (“ASC”) 805—Business Combinations. Specifically, management considered the guidance in ASC 810-10, which generally provides that the acquirer in a business combination transaction is determined by identifying the existence of a controlling financial interest, which can typically be determined by the ownership of a majority voting interest. Because the EVO, Inc. stockholders continued to own all of the outstanding shares of Common Stock on completion of the transactions contemplated by the EAF Exchange Agreement, management determined that EVO Inc. was the accounting acquirer in the EAF transaction. However, because the Convertible Notes issued as consideration pursuant to the EAF Exchange Agreement could convert to a majority of the issued and outstanding Common Stock, management will continue to evaluate the accounting treatment for the EAF transaction.

On April 6, 2017, the Company effected a 50-for-1 reverse stock split of its Common Stock pursuant to which each 50 shares of issued and outstanding Common Stock became one share of Common Stock (the “Reverse Split”). No fractional shares were issued as a result of the Reverse Split. All references to numbers of shares of Common Stock and per share amounts give retroactive effect to the Reverse Split for all periods presented.

Going Concern

The Company is an early stage company in the process of acquiring several businesses in the transportation and vehicle fuels industry. As of December 31, 2017, the Company has a working capital deficit of approximately $6.6 million and negative equity of approximately $12.8 million. In addition, the Company is in violation of its bank covenants. Management anticipates rectifying with additional public and private offerings. Also, the Company is evaluating certain cash flow improvement measures. However, there can be no assurance that the Company will be successful in these efforts.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern; however, the above conditions raise doubt about the Company’s ability to do so. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

To meet its current and future obligations the Company has taken the following steps to capitalize the business and successfully achieve its business plan during 2018:

During April 2018, the Company paid the working capital notes of $250,000 in full.

On April 2, 2018, the Company and a related party note holder agreed to extend the maturity date of the $3,800,000 promissory note through July 2019.

On April 13, 2018, the Company consummated the following transactions:

●	The Company issued 275,583 common shares in exchange for certain Senior Bridge Notes in the aggregate principal amount of approximately $689,000, with the per share price for shares of common stock equal to $2.50.

●

The Company issued 268,057 common shares in exchange for the Junior Bridge Notes in the aggregate principal amount of approximately $1,340,261, with the per share price for shares of common stock equal to $5.00.

On March 2, 2018, the Company issued 1,000,000 Units (the “Units”) at a price of $2.50 per Unit for an aggregate purchase price of $2,500,000 pursuant to the terms of a subscription agreement between the Company and Jerry Moyes. Each Unit consists of (i) one share of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and (ii) a warrant to purchase one share of Common Stock at an exercise price of $2.50 per share exercisable for ten years from the date of issuance. The Company did not pay any commissions in connection with the sale of these Units.